Note 8 - Stock-based Compensation - Weighted Average Assumptions (Details) - $ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Risk-free interest rate	2.39%	1.24%
Expected dividend yield
Expected volatility	93.90%	100.20%
Expected life of options (Year)	5 years	5 years
Grant date fair value (in dollars per share)	$ 2.14	$ 0.81